Basis of Presentation and Summary of Significant Accounting Policies - Estimated Useful Lives of Other Intangible Assets and Computer Software Intangible Assets (Details)	12 Months Ended
Dec. 31, 2018
Other intangible assets | Minimum
Computer software
Estimated useful life	1 year
Other intangible assets | Maximum
Computer software
Estimated useful life	12 years
Computer software under perpetual and site licenses | Minimum
Computer software
Estimated useful life	1 year
Computer software under perpetual and site licenses | Maximum
Computer software
Estimated useful life	10 years
Mainframe software license | Maximum
Computer software
Estimated useful life	10 years
Technology | Minimum
Computer software
Estimated useful life	3 years
Technology | Maximum
Computer software
Estimated useful life	8 years
Software development costs, client use | Minimum
Computer software
Estimated useful life	1 year
Software development costs, client use | Maximum
Computer software
Estimated useful life	10 years
Software development costs, internal use | Minimum
Computer software
Estimated useful life	3 years
Software development costs, internal use | Maximum
Computer software
Estimated useful life	10 years